Earnings per share ("EPS")	12 Months Ended
Dec. 31, 2020
Earnings per share ("EPS")
Earnings per share ("EPS")

Note 18 – Earnings per share (“EPS”)

	2020			2019
		Shares	Per Share		Shares	Per Share
	Net income	(in millions)	Amount	Net income	(in millions)	Amount
Basic earnings per share	$326.2	190.3	$1.71	$344.1	187.7	$1.83
Effect of dilutive securities	—	0.4	—	—	0.3	—
Diluted earnings per share	$326.2	190.7	$1.71	$344.1	188.0	$1.83

For the year ended December 31, 2020, a weighted average of 3,534 stock options (2019  –1,143 stock options) was excluded in the computation of diluted EPS due to being anti-dilutive. Further, for the year ended December 31, 2019, a weighted average of 6,034 stock options was excluded due to the strike price exceeding the average share price during the year.  RSUs totaling 66,996  (2019 - 65,972 RSUs) were excluded from the computation of diluted EPS due to the performance criteria for the vesting of the RSUs not being measurable as at December 31, 2020.